Concentration Risk	12 Months Ended
Dec. 31, 2023
Concentration Risk [Abstract]
CONCENTRATION RISK
NOTE 15:	CONCENTRATION RISK

Major customers are defined as those from whom the Group derives at least 10% of its consolidated revenues consolidated accounts receivable.

During the years ended December 31, 2023, 2022 and 2021, consolidated revenues from the major customers reflected 72% (two customers), 77% (two customers) and 45% (three customers) of the total consolidated revenues, respectively.

As of December 31, 2023 and 2022, consolidated accounts receivable from the major customers reflected 49% (one customer) and 71% (two customers), respectively.